                               TABLE OF CONTENTS

                   Portfolio Manager's Report to Shareholders
                                     PAGE 2

                       Report of Independent Accountants
                                     PAGE 7

                       Schedule of Portfolio Investments
                                     PAGE 8

                      Statement of Assets and Liabilities
                                    PAGE 10

                            Statement of Operations
                                    PAGE 11

                      Statements of Changes in Net Assets
                                    PAGE 12

                         Notes to Financial Statements
                                    PAGE 13

                              Financial Highlights
                                    PAGE 19

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
Equity Fund
--------------------------------------------------------------------------------

Value of a $10,000 Investment

                                                                          GPR                              Y CLASS
                                                                          ---                              -------
10/31/89                                                                 10000                              10000
4/30/90                                                                   8263                               9774
10/31/90                                                                  8026                               8809
4/30/91                                                                   8453                              10074
10/31/91                                                                  8479                               9296
4/30/92                                                                   7726                               9006
10/31/92                                                                  7891                               9504
4/30/93                                                                   9477                              12275
10/31/93                                                                 10983                              14897
4/30/94                                                                  11637                              14983
10/31/94                                                                 11893                              14499
4/30/95                                                                  10885                              12303
10/31/95                                                                 11613                              13094
4/30/96                                                                  12998                              14823
10/31/96                                                                 13830                              13908
4/30/97                                                                  13727                              12879
10/31/97                                                                 12960                              14678
4/30/98                                                                  12381                              17260
10/31/98                                                                 11201                              14668
4/30/99                                                                  12257                              16632
10/31/99                                                                 11319                              14989

Past performance is not predictive of future results. Investment return and principal value of the Alpine International Real Estate Equity Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

The GPR-Global Real Estate Securities Index is a global market capitalization weighted performance index of internationally exchange listed property and real estate securities. An investor cannot invest directly in an index.

International investing involves increased risk and volatility.

                      COMPARATIVE TOTAL RETURNS AS OF 10/31/99
                                                                               10
                    TOTAL RETURN                      1 YEAR     5 YEAR+      YEAR+
------------------------------------------------------------------------------------
Alpine Class Y                                         2.19%      0.67%       4.13%
Alpine Class A (4.75%)*                               -2.88%     -0.48%       3.53%
Alpine Class B (5.00%)**                              -3.81%     -0.56%       3.69%
Alpine Class C (1.00%)**                               0.19%     -0.19%       3.69%
------------------------------------------------------------------------------------
GPR Global Real Estate Securities Index                1.05%     -0.98%       1.25%

    * Represents maximum sales load.       ** Represents maximum redemption fee.

+ Performance of Class A, Class B and Class C shares for the period prior to their inceptions on 2/10/95, 2/8/95 and 2/9/95, respectively, represents performance for Class Y shares, which commenced operations on 2/1/89.

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                Equity Fund
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Alpine International Real Estate Equity Fund's 1999 Annual Report to Shareholders. Over the twelve months ended October 31, 1999 net asset value of the Class Y shares of the Alpine International Real Estate Fund was $13.23, producing a total return of 2.19%. In comparison, the GPR Global Real Estate Securities Index returned 1.05%. While the first six months of this year brought solid returns throughout much of the world, particularly in Asia where companies rebounded from recessionary levels, the second half of this year was marked by lackluster performance with gradual declines in some of the weak performers. In virtually every market that we follow, the real estate sector underperformed the broader market index, a characteristic shared by most cyclical or mature industries, not just real estate. The explosion of interest in internet, telecom and related "new economy" businesses followed a compelling theme which has recently been absorbing much of the global equity market's new interest and liquidity. We believe this trend will subside over time, but today's prices have forced investors in these sectors around the world to shift valuation measures from price to earnings ratios towards price to revenue multiples, which themselves are often 50 to 100 times. The potential for a bubble bursting in this sector should drive investment capital back to undervalued sectors, such as real estate, where price to earning ranges from 3 to 30 times, even in Japan.

Q. HOW DIFFERENT ARE THE REAL ESTATE CYCLES AROUND THE WORLD TODAY?

A. A number of countries have been impacted by recent recessions requiring a restructuring of their banking systems and those countries typically have witnessed a slower rebound in economic performance and thus a real estate recovery. Indonesia, Thailand, Malaysia, have yet to experience a significant improvement in prices and rents. Similarly, Japan has only just begun to restructure the real estate related portion of its economy despite its prolonged recession. In contrast amongst the Asian economies, Hong Kong and Singapore have strong banking systems and thus have already experienced strong activity and stabilization of prices, although significant appreciation is only just now beginning to occur. Germany has also been an economic laggard which like Japan, has been slow to restructure some of its industries although its banking systems' inherent strength has created stability.
        A similar situation exists in Switzerland where real estate prices appear to have finally bottomed as well. The French real estate market, centered in Paris has historically been dependent upon the large banks, which have been proactive in restructuring over the past few years as the economy has started to pick up steam. Thus, France is well into the recovery phase of its real estate cycle, although rents and prices are well below the peak levels of the last cycle.
        Spain and the Netherlands could be characterized as nearing the end of the recovery phase and have moved into the expansion phase of the cycle characterized by significant new construction fueled by strong demand and rising prices. The Scandinavian markets are also well-advanced in the cycle, however the level of new development is generally not nearly so energetic. Similar distinctions in terms of the level of new activity can be drawn between Australia and New Zealand where both countries are in the growth phase of the real estate cycle, yet only the former is experiencing significant new development. Canada has also passed through the recovery phase to a level where economic activity has increased rents but had only limited new construction. The U.S. and the U.K. appear to have advanced the most in their respective real estate cycles and are experiencing a signifi-

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                Equity Fund
--------------------------------------------------------------------------------

   cant growth phase fueled by strong economic activity. This has produced rent levels close to and in some locations surpassing the peak of the prior cycle. Assuming current economic conditions remain solid for both economies over the next year or two. The potential exists for stable occupancy levels and further rent and price appreciation.
        To summarize, the world's real estate markets vary from a number of Asian and Latin American countries which are at or approaching the bottom of the cycle, while several Asian and European markets are still in the recovery phase. The north and south of Europe are in a growth or expansion part of the cycle and most of the world's English speaking countries are still enjoying the growth period or entering a mature equilibrium phase.

Q. WILL THE GROWTH OF THE INTERNET HAVE A MATERIAL IMPACT ON REAL ESTATE?

A. Already the Internet has created a globalization of information flow, simultaneously increasing access and minimizing the impact of time and distance in our communications. We have observed an increased focus on globalization in business itself over the past year which has been most pronounced in several prominent cross-border mergers and acquisitions, particularly in the telecom sector. Over the past couple of years the real estate build has seen an increased global spread, evidenced by companies such as Trizec Hahn in the public arena and several prominent private U.S. investors such as Tishman-Speyer, Sam Zell's Equity Group and Gerald Hines Interests. The Fund has benefited during this past eighteen months starting with Security Capital Group's (U.S.) acquisition of Bernheim-Comofi in Belgium, last Summer, and IVG's (Germany) acquisition of the Franco-Belgium company, Asticus, this Spring. The Fund also owns shares in Prima Inmobiliaria (Spain) which has formalized a partial share exchange with Germany's RSE. Over the past two years, America's largest public real estate brokerage firms all raced to buy European and Asian firms in an effort to serve the needs of their multi-national corporate clientele. Thus, a physical globalization is already well underway.
        Beyond the broader impact of globalization on most businesses, the internet should increase demand for warehouse distribution facilities and can lead to increased office demand not only by internet firms and providers themselves, but also growing corporate divisions utilizing IT functions. The potential negative impacts upon retail will probably be mostly limited to relatively generic product groups such as electronics, books and records, and perhaps dry goods. Hotels might also be impacted to a modest degree by certain types of meetings or presentations which can occur over the web more readily than in person.

Q. HAVE THERE BEEN ANY SIGNIFICANT PORTFOLIO CHANGES OVER THE PAST YEAR?

A. The scope and distribution of the portfolio has not been dramatically changed as fourteen of the previous holdings were sold and ten new positions were added. The major change in country weightings was an increase in Canada from 9.1% of the portfolio in October 1998 to 15.6% at October 1999, as the fund took advantage of continued depressed share prices in Canadian real estate companies. The major addition was Clublink Corp, Canada's largest owner of golf courses, which utilizes yield management strategies focused on corporate members as it operates a network of clubs surrounding Toronto. Club Corp based in Dallas, the world's largest owner of golf courses, has taken a 25% stake in the company at a price 25% above October's close. The weighting of U.S. stocks in the portfolio has declined from over 20% in 1998 to 17%, although the historically cheap valuations in the U.S., exceeded only by those in Canada, are increasingly attractive. In Europe, Spain has surpassed

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                Equity Fund
--------------------------------------------------------------------------------

   France as the fund's largest country weighting with 11.2% versus 9.9% last year. Just prior to the end of the fiscal year, NH Hotels made a successful bid to acquire golf resort developer Sotogrande, one of the Fund's long term holdings in Spain. Takeover activity also benefited the fund in our U.K. investments where long-time positions in Greycoat and Hemingway Properties were taken private by management-led buyouts, reducing the Fund's British exposure from 3.6% to 0.9%. Perhaps the most significant change in the portfolio, although not in scale, was the addition of new investments in Japan in October, increasing the Fund's weighting from 6.2% to 10.1%. This gradual shift from a significant underweighting relative to Japan's proportion amongst global property shares comes as a result of the first signs of deregulation of tenant friendly lease laws, which have significantly constrained office landlords' ability to benefit from market activity. Thus the fund acquired shares in three notable office-building owners, Mitsubishi Estate, Daibiru, and Sankei Building. We also believe that legislation opening up new forms of real estate securities such as pooled mortgages, and REIT style investment funds could be a positive catalyst for the sector in the year 2000.

Q. WHAT ARE THE PROSPECTS FOR REAL ESTATE SHARES AROUND THE WORLD?

A. The most significant feature among real estate stocks today is their value relative to both underlying property levels, historic share prices as well as other segments of the stock market. As 1999 comes to a close, this portfolio is being adjusted to emphasize growth opportunities in countries where the economies are rebounding from recession or where structural reform can benefit the property industry. The Fund is also concentrated on countries where property is perceived to be in a mature phase of its business cycle and significantly undervalued as stock investors focus on what is new and dynamic, irrespective of valuation.
        We believe the explosion of interest and activity in the Internet business can be a long run positive for certain types of real estate and a potential negative for others. During the past year office companies throughout the US, Asia and Europe have sought ways to provide new services such as high speed fiber optic connectivity to tenants or bundling internet business to business services on their own portals, all in an effort to both enhance revenues and remain competitive.
        During the past year the fund has benefited from five companies which were taken private either through management buyouts taking advantage of either undervalued situations (Sunstone Hotels in the U.S., Greycoat and Hemingway in the U.K.), strategic integration (Sotogrande in Spain), or cross-border expansion (Asticus in Belgium). We believe these trends and themes will continue into the year 2000 as the globalization of real estate and real estate securities should continue to grow.
        We look forward to reporting to shareholders on our progress as we enter the year 2000. Thank you for your interest and support.

   Sincerely,

   /s/ SAMUEL A. LIEBER
   Samuel A. Lieber

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                Equity Fund
--------------------------------------------------------------------------------

                           GEOGRAPHICAL DISTRIBUTION

                     [GEOGRAPHICAL DISTRIBUTION PIE GRAPH]

NORTH AMERICA                                            EUROPE                       ASIA                    LATIN AMERICA
-------------                                            ------                       ----                    -------------
35%                                                        36%                         24%                          5%

                              SECTOR DISTRIBUTION

                        [SECTOR DISTRIBUTION PIE GRAPH]

OFFICE            RESIDENTIAL            RETAIL            LODGING            INDUSTRIAL             OTHER
------            -----------            ------            -------            ----------             -----
 31%                  22%                 19%                18%                  5%                   5%

TOP 10 HOLDINGS* AS OF 10/31/99

 1.  Societe Du Louvre (France)              5.82%   6.  U.S. Home Corp. (United States)               3.31%
 2.  Societe das Immeubles DeFrance (France) 5.13%   7.  Bentall Corp. (Canada)                        3.25%
 3.  Clublink Corp. (Canada)                 4.99%   8.  Tachihi Enterprise Co., Ltd. (Japan)          3.18%
 4.  Alexander's Inc. (United States)        4.95%   9.  Kiwi Development Trust (New Zealand)          2.92%
 5.  Prima Inmobiliaria-SA (Spain)           3.92%  10.  HKR International, Ltd. (Hong Kong)           2.89%

* Portfolio composition subject to change.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
Alpine Equity Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Alpine International Real Estate Equity Fund of the Alpine Equity Trust (hereafter referred to as the "Fund") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which includes confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 1999

--------------------------------------------------------------------------------

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1999

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS -- (100.5%)
Argentina -- (4.5%)
   286,323   IRSA Inversiones y
               Representaciones SA.........  $   865,117
    21,646   IRSA Inversiones y
               Representaciones SA, GDR
               (c).........................      653,439
                                             -----------
                                               1,518,556
                                             -----------
Canada -- (15.6%)
   121,400   Bentall Corp..................    1,101,835
   100,000   Cambridge Shopping Centres
               (b).........................      496,295
   301,100   Clublink Corp. (b)............    1,688,812
 1,033,000   Dundee Realty Corp. (b).......      870,841
    64,400   Gentra, Inc. (b)..............      540,717
 1,294,500   Royop Properties Corp. (b)....      545,646
                                             -----------
                                               5,244,146
                                             -----------
Denmark -- (2.8%)
    50,780   TK Development................      933,460
                                             -----------
Finland -- (1.5%)
   116,400   Sponda Oyj....................      516,284
                                             -----------
France -- (11.0%)
    85,000   Societe des Immeubles De
               France......................    1,737,649
    30,736   Societe Du Louvre.............    1,970,611
                                             -----------
                                               3,708,260
                                             -----------
Germany -- (1.2%)
    29,871   Kampa-Haus AG.................      417,566
                                             -----------
Hong Kong -- (4.2%)
   310,000   Harbour Centre Development....      233,412
 1,290,400   HKR International, Ltd........      979,902
 2,236,000   Midland Realty Holdings,
               Ltd.........................      189,942
                                             -----------
                                               1,403,256
                                             -----------
Japan -- (10.1%)
    30,000   Daibiru Corp..................      206,113
   190,000   Diamond City Co., Ltd.........      655,423
   146,410   Kansai Sekiwa Real Estate Co.,
               Ltd.........................      561,173
    80,000   Mitsubishi Estate Co., Ltd....      801,073
    33,000   Sankei Building Co., Ltd......      116,366
    40,000   Tachihi Enterprise Co.,
               Ltd.........................    1,077,041
                                             -----------
                                               3,417,189
                                             -----------
Mexico -- (1.0%)
    70,000   Grupo Posadas SA, Class A
               (b).........................       37,789
   715,000   Grupo Posadas SA, Class L
               (b).........................      311,756
                                             -----------
                                                 349,545
                                             -----------
Netherlands -- (2.4%)
    62,400   European City Estates N.V.....      813,261
                                             -----------
New Zealand -- (2.9%)
 1,552,145   Kiwi Development Trust (b)....      989,948
                                             -----------

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Norway -- (2.5%)
   133,000   Choice Hotels Scandinavia
               ASA.........................  $   313,655
    39,200   Steen & Strom Invest ASA......      537,185
                                             -----------
                                                 850,840
                                             -----------
Philippines -- (1.0%)
13,625,000   SM Development Corp...........      332,565
                                             -----------
Singapore -- (5.1%)
   318,833   DBS Land, Ltd.................      590,203
   600,000   Marco Polo Developments,
               Ltd.........................      793,345
   150,000   Singapore Land, Ltd...........      333,565
                                             -----------
                                               1,717,113
                                             -----------
Spain -- (11.2%)
    50,000   Bami, Sociedad Anonima
               Inmobiliaria De
               Construcciones y Terrenos
               (b).........................      181,832
   350,000   Filo SA (b)...................      500,300
   100,710   Inmobilaria Ubris.............      558,895
    50,000   NH Hoteles SA (b).............      564,940
   150,000   Prima Inmobiliaria SA (b).....    1,327,476
   169,993   Sotogrande SA (b).............      641,430
                                             -----------
                                               3,774,873
                                             -----------
Sweden -- (3.0%)
    33,900   Castellum AB..................      292,163
    60,000   Fastighets AB Balder..........      713,746
                                             -----------
                                               1,005,909
                                             -----------
Thailand -- (2.6%)
   105,000   Central Pattana Public Co.,
               Ltd.........................      102,008
   178,600   Dusit Thani Public Co., Ltd.
               (b).........................      185,078
   400,000   Saha Pathana Inter-Holding
               Public Co., Ltd.............      507,771
   195,000   Sammakorn Public Co., Ltd.
               (b).........................       75,777
                                             -----------
                                                 870,634
                                             -----------
United Kingdom -- (0.9%)
    55,000   Chelsfield PLC................      293,311
                                             -----------
United States -- (17.0%)
    22,900   Alexander's, Inc. (b) (c).....    1,675,993
    33,000   Crossmann Communities, Inc.
               (b).........................      552,750
    31,500   Felcor Lodging Trust, Inc.
               (c).........................      535,500
    15,000   Lennar Corp. (c)..............      246,563
    25,000   Meditrust Co..................      201,563
    55,000   MeriStar Hotels & Resorts,
               Inc. (b)....................      137,500
    10,500   Starwood Hotels & Resorts
               Worldwide, Inc. (c).........      240,844
    89,100   Sunstone Hotel Investors, Inc.
               (c).........................      852,019

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1999

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
    40,000   U.S. Home Corp. (b)...........  $ 1,119,999
    50,000   Wyndham International, Inc.,
               Class A (b).................      143,750
                                             -----------
                                               5,706,481
                                             -----------
             Total Common Stocks
               (Cost $37,695,787)..........   33,863,197
                                             ===========

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
               (Cost $37,695,787) (a)......
              100.5%                         $33,863,197
             Liabilities in excess of
               other assets.......   (0.5)%    (158,261)
                                       ----   ----------
             TOTAL NET ASSETS....... 100.0%  $33,704,936
                                       ----   ----------
                                       ----   ----------

---------

Forward Currency Contracts:

                                                               DELIVERY    CONTRACT    CONTRACT VALUE
                                                   POSITION      DATE       PRICE      (U.S. DOLLARS)     APPRECIATION
                                                   --------    --------    --------    --------------    --------------
Japanese Yen.....................................   short      11/12/99    $104.01      $300,644,000        $  2,310
                                                                                                         --------------
                  Net unrealized appreciation on forward currency contracts..........................       $  2,310
                                                                                                         ==============

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $1,940 and by the amount of market to market adjustments for passive foreign investment companies of $242,882. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

        Unrealized appreciation...................  $ 4,453,745
        Unrealized depreciation...................  ($8,531,157)
                                                    -----------
        Net unrealized depreciation...............  ($4,077,412)
                                                    ===========

(b) Non-income producing securities.
(c) All or a portion of this security is held as collateral for the line of credit.

GDR -- Global Depository Receipts
PLC -- Public Limited Company

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS:
  Investments, at value (Cost $37,695,787)..................  $33,863,197
  Interest and dividends receivable.........................       32,084
  Receivable for investment securities sold.................    1,775,678
  Unrealized appreciation on forward currency contracts.....        2,310
  Reclaim receivable........................................       24,776
  Prepaid expenses and other assets.........................       14,598
                                                              -----------
    Total Assets............................................   35,712,643
                                                              -----------
LIABILITIES:
  Payable to custodian for line of credit...................      541,835
  Payable for investment securities purchased...............    1,373,902
  Payable for capital shares redeemed.......................        1,734
  Interest payable..........................................        1,304
  Foreign withholding taxes payable.........................          361
  Accrued expenses and other liabilities:
    Investment advisory fees................................       28,987
    Administration fees.....................................        1,056
    Distribution fees.......................................          301
    Other...................................................       58,227
                                                              -----------
    Total Liabilities.......................................    2,007,707
                                                              -----------
NET ASSETS..................................................  $33,704,936
                                                              ===========
NET ASSETS REPRESENTED BY
  Shares of beneficial interest, at par value...............  $       255
  Additional paid-in-capital................................   37,840,665
  Distributions in excess of net investment income..........     (137,155)
  Accumulated net realized losses on foreign exchange
    transactions and investments............................     (161,681)
  Unrealized depreciation from foreign exchange transactions
    and investments.........................................   (3,837,148)
                                                              -----------
    TOTAL NET ASSETS........................................  $33,704,936
                                                              ===========
NET ASSETS VALUE
  Class A shares
    Net assets of $338,870/25,767 shares outstanding........  $     13.15
                                                              ===========
    Offering price (based on sales charge of 4.75%).........  $     13.81
                                                              ===========
  Class B shares*
    Net assets of $201,862 / 15,873 shares outstanding......  $     12.72
                                                              ===========
  Class C shares*
    Net assets of $67,034 / 5,276 shares outstanding........  $     12.70
                                                              ===========
  Class Y Shares
    Net assets of $33,097,170 / 2,501,818 shares
     outstanding............................................  $     13.23
                                                              ===========

* Redemption price per share varies based on length of time shares are held (Note 5)

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME:
  Interest..................................................  $        52
  Dividends (net of foreign withholding taxes of $71,247)...      869,636
                                                              -----------
Total Income................................................                   869,688
                                                                             ---------
EXPENSES:
  Investment advisory fees..................................  $   373,589
  Administration fees.......................................       85,926
  Distribution fees -- Class B..............................        1,767
  Distribution fees -- Class C..............................          747
  Shareholder servicing fees -- Class A.....................          794
  Shareholder servicing fees -- Class B.....................          589
  Shareholder servicing fees -- Class C.....................          249
  Custodian fees............................................       85,181
  Fund accounting fees......................................        3,000
  Legal fees................................................       89,463
  Trustees' fees............................................        8,922
  Transfer agent fees.......................................        7,986
  Registration and filing fees..............................       51,303
  Other.....................................................       73,402
                                                              -----------
Total Expenses..............................................                   782,918
                                                                             ---------
Net Investment Income.......................................                    86,770
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gains from foreign exchange transactions and
     investments............................................                 1,908,001
  Net change in unrealized depreciation from foreign
     exchange transactions and investments..................                (1,169,584)
                                                                             ---------
Net realized/unrealized gains from investments..............                   738,417
                                                                             ---------
Change in net assets resulting from operations..............                 $ 825,187
                                                                             =========

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE         FOR THE
                                                               YEAR ENDED      YEAR ENDED
                                                              OCTOBER 31,     OCTOBER 31,
                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:
  Net investment income.....................................  $     86,770    $     10,611
  Net realized gains from foreign exchange transactions and
     investments............................................     1,908,001       2,869,579
  Net change in unrealized depreciation from foreign
     exchange transactions and investments..................    (1,169,584)     (2,703,766)
                                                              ------------    ------------
     Change in net assets resulting from operations.........       825,187         176,424
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
     Class Y................................................       (37,658)             --
                                                              ------------    ------------
     Total change in net assets from distributions to
       shareholders.........................................       (37,658)             --
                                                              ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from shares sold.................................     9,270,528      10,972,286
  Cost of shares redeemed...................................   (11,799,836)    (11,629,044)
  Dividends reinvested......................................        36,449              --
                                                              ------------    ------------
  Net decrease in net assets resulting from shares of
     beneficial interest transactions.......................    (2,492,859)       (656,758)
                                                              ------------    ------------
     Total change in net assets.............................    (1,705,330)       (480,334)
                                                              ------------    ------------
NET ASSETS:
  Beginning of period.......................................    35,410,266      35,890,600
                                                              ------------    ------------
  End of period.............................................  $ 33,704,936    $ 35,410,266
                                                              ============    ============

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1999

1.   ORGANIZATION:

     The Alpine International Real Estate Equity Fund, the (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a separate series of the Alpine Equity Trust (the "Trust"), a Massachusetts business trust organized in 1988.

     The Fund offers Class A , Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay higher ongoing distribution fees than Class A shares. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to certain institutional or individual investors who do not receive services of financial intermediaries that offer shares of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     A. VALUATION OF SECURITIES:

     The Fund values securities traded on a national securities exchange or included on the National Association of Securities Dealers Automated Quotation National Market System (" NASDAQ") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NASDAQ for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities, for which market quotations are not available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

     B. REPURCHASE AGREEMENTS:

     The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. Repurchase agreements are considered to be loans under the 1940 act.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                OCTOBER 31, 1999

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Funds are made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

     D. FEDERAL TAXES:

     It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company income and net realized capital gains to shareholders. Therefore, no federal income tax provision is required. (Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.)

     E. DIVIDENDS AND DISTRIBUTIONS:

     The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

     As of October 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to additional paid-in-capital:

                                                              ACCUMULATED UNDISTRIBUTED
                                 ACCUMULATED UNDISTRIBUTED       NET REALIZED GAINS
                                      NET INVESTMENT          (LOSSES) FROM INVESTMENT
                                      INCOME (LOSSES)               TRANSACTIONS
                                 -------------------------    -------------------------
International Real Estate
Equity.........................          ($39,138)                     $39,138

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                OCTOBER 31, 1999

     F. CLASS ALLOCATIONS:

     Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are allocated to the class to which they relate. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans.

     G. FOREIGN EXCHANGE TRANSACTIONS:

     The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of
     Operations:

         i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

        ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

     Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

     H. FORWARD CURRENCY CONTRACTS:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

3.   CAPITAL SHARE TRANSACTIONS:

     The Fund has an unlimited number of shares of beneficial interest, with $0.0001 par value, authorized. Transactions in shares and dollars of the Fund were as follows:

                                          YEAR ENDED                 YEAR ENDED
                                       OCTOBER 31, 1999           OCTOBER 31, 1998
                                    -----------------------    -----------------------
                                     SHARES       AMOUNT        SHARES       AMOUNT
                                    --------    -----------    --------    -----------
CLASS A
  Shares sold.....................    10,912    $   150,123      83,001    $ 1,177,240
  Shares redeemed.................   (13,322)      (187,553)    (80,825)    (1,131,032)
                                    --------    -----------    --------    -----------
  Net change......................    (2,410)       (37,430)      2,176         46,208
                                    --------    -----------    --------    -----------

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                OCTOBER 31, 1999

                                          YEAR ENDED                 YEAR ENDED
                                       OCTOBER 31, 1999           OCTOBER 31, 1998
                                    -----------------------    -----------------------
                                     SHARES       AMOUNT        SHARES       AMOUNT
                                    --------    -----------    --------    -----------
CLASS B
  Shares sold.....................     1,743    $    24,854      13,606    $   190,234
  Shares redeemed.................    (5,438)       (72,924)    (10,848)      (149,239)
                                    --------    -----------    --------    -----------
  Net change......................    (3,695)       (48,070)      2,758         40,995
                                    --------    -----------    --------    -----------
CLASS C
  Shares sold.....................     3,916         51,362      17,119        232,674
  Shares redeemed.................   (10,964)      (145,203)    (13,173)      (171,623)
                                    --------    -----------    --------    -----------
  Net change......................    (7,048)       (93,841)      3,946         61,051
                                    --------    -----------    --------    -----------
CLASS Y
  Shares sold.....................   628,545      9,044,189     683,226      9,372,138
  Shares redeemed.................  (802,649)   (11,394,156)   (725,879)   (10,177,150)
  Shares issued in reinvestment of
     dividends....................     2,728         36,449          --             --
                                    --------    -----------    --------    -----------
  Net change......................  (171,376)    (2,313,518)    (42,653)      (805,012)
                                    --------    -----------    --------    -----------
  Total net change................  (184,529)   $(2,492,859)    (33,773)   $  (656,758)
                                    ========    ===========    ========    ===========

4.   SECURITIES TRANSACTIONS:

     Cost of purchases and proceeds from sales of investment securities, excluding securities sold short, forward currency contracts and short-term investments, were $11,427,290 and $12,965,021, respectively, for the fiscal year ended October 31, 1999.

5.   DISTRIBUTION PLANS

     BISYS Fund Services L.P. ("BISYS L.P."), a wholly-owned subsidiary of The BISYS Group Inc. serves as principal underwriter to the Fund.

     The Fund has adopted Distribution Plans for each class of shares, except Class Y Shares, as allowed by Rule 12b-1 of the 1940 Act. Distributions plans permit the Fund to reimburse its principle underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund. Pursuant to the Distribution plans, each class, except Class Y Shares, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C shares also presently pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan fees are calculated daily and paid monthly.

     During the fiscal year ended October 31, 1999, BISYS L.P. received $2,262 from commissions earned on sales of shares.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                OCTOBER 31, 1999

     Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

     Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") on redemption of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share ("NAV") at the date of the original purchase or at the date of redemption, according to the following chart:

                     YEAR OF REDEMPTION                         CDSC
                     ------------------                         ----
First.......................................................     5%
Second......................................................     4%
Third.......................................................     3%
Fourth......................................................     3%
Fifth.......................................................     2%
Six.........................................................     1%

     Class C shares are subject to a 1% CDSC on shares redeemed within one year after the month of purchase.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

     Investment advisory services are provided to the Fund by Alpine Management & Research LLC ("Alpine"). Pursuant to the investment advisor's agreement with the Fund, Alpine is entitled to an annual fee of 1.00% based on the Fund average daily net assets.

     BISYS L.P. is the Fund's Distributor. BISYS Fund Services Ohio, Inc. is the Fund's Administrator and BISYS Fund Services, Inc. ("BISYS") is the Fund's Fund Accountant, Transfer Agent and Dividend Disbursing Agent. In addition, Investors Fiduciary Trust Company ("IFTC") is the Fund's Custodian. In return for these services, BISYS L.P. and BISYS will earn an annual fee amounting to 0.23% of the Fund's average daily net assets. As of July 1, 1999, this changed to the greater of an annual fee amounting to 0.23% of the fund's average daily net assets or $250,000 annually for the Trust. IFTC will earn an annual fee amounting to 0.095% of the Fund's average daily net assets.

     Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests a substantial portion of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts (REITs). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund.

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition,

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                OCTOBER 31, 1999

     with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.   FINANCING AGREEMENT

     Effective August 27, 1999, the Trust entered into a secured committed revolving line of credit (the "Committed Line") with State Street Bank and Trust Company (the "Bank"). Under this agreement, the Bank provides a $5,000,000 Committed Line to be used by the Funds of the Trust. Borrowings of the Funds under this agreement will incur interest at 0.50% per annum above the Bank's overnight federal funds rate. A commitment fee of 0.08% per annum will be incurred on the unused portion of the Committed Line, which will be allocated by average net assets to all Funds of the Trust. As of October 31, 1999 the Trust had an unused Committed Line balance of $3,668,842.

9.   OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     As of October 31, 1999, the following Funds have net capital loss carryforwards which will be available through the stated years to offset future net capital gains, if any, to the extent provided by the applicable regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                            AMOUNT     EXPIRES
                                                           --------    -------
International Real Estate Equity.........................  $159,741     2003

     For corporate shareholders the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 1999, qualify for the corporate dividend received deduction for the following funds:

International Real Estate Equity............................  100%

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED                       PERIOD ENDED
                                           -------------------------------------------------   SEPTEMBER 30,
                                           1999(a)    1998    1997(a)   1996(a)   1995(a)(b)    1995(a)(c)
                                           -------   ------   -------   -------   ----------   -------------
CLASS A SHARES
NET ASSETS VALUE BEGINNING OF YEAR.......  $12.90    $12.94   $12.28    $11.58      $12.12        $11.46
                                           ------    ------   ------    ------      ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........   (0.01)    (0.05)   (0.06)     0.06       (0.01)         0.07
  Net realized and unrealized gain (loss)
    from foreign exchange transactions
    and investments......................    0.26      0.01     0.72      0.64       (0.53)         0.59
                                           ------    ------   ------    ------      ------        ------
  Total from investment operations.......    0.25     (0.04)    0.66      0.70       (0.54)         0.66
                                           ------    ------   ------    ------      ------        ------
NET ASSET VALUE END OF YEAR..............  $13.15    $12.90   $12.94    $12.28      $11.58        $12.12
                                           ======    ======   ======    ======      ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGES)....    1.94%    (0.31)%   5.40%     6.00%      (4.50)%(g)      5.80%(g)
ANNUALIZED RATIOS/ SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......  $  339    $  363   $  336    $  721      $   74        $   66
  Ratio of expenses to average net
    assets...............................    2.32%     2.04%    2.10%     1.79%       1.73%(f)      1.61%(f)
  Ratio of interest expense to average
    net assets...........................    0.00%      N/A     0.03%     0.03%       0.03%(f)      0.01%(f)
  Ratio of net investment income (loss)
    to average net assets................    0.00%    (0.26)%  (0.47)%    0.40%      (1.26)(f)      0.98%(f)
  Ratio of expenses to average net
    assets(d)............................    2.32%     2.04%    2.19%     2.97%      46.90%(f)     21.59%(f)
  Ratio of expenses to average net
    assets(e)............................     N/A       N/A     2.10%      N/A         N/A           N/A
  Portfolio Turnover(h)..................      31%       82%      44%       25%          1%           28%

---------

(a)   Net investment income is based on average shares outstanding during the period.
(b)   The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
(c)   For the period from February 10, 1995 (commencement of operations) to September 30, 1995.
(d)   During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not incurred, the ratios would have been as indicated.
(e)   During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.
(f)   Annualized.
(g)   Not Annualized.
(h)   Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED                       PERIOD ENDED
                                           -------------------------------------------------   SEPTEMBER 30,
                                           1999(a)    1998    1997(a)   1996(a)   1995(a)(b)    1995(a)(c)
                                           -------   ------   -------   -------   ----------   -------------
CLASS B SHARES
NET ASSETS VALUE BEGINNING OF YEAR.......  $12.57    $12.69   $12.14    $11.53      $12.08        $11.44
                                           ------    ------   ------    ------      ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........   (0.11)    (0.10)   (0.15)    (0.13)      (0.02)         0.08
  Net realized and unrealized gain (loss)
    from foreign exchange transactions
    and investments......................    0.26     (0.02)    0.70      0.74       (0.53)         0.56
                                           ------    ------   ------    ------      ------        ------
  Total from investment operations.......    0.15     (0.12)    0.55      0.61       (0.55)         0.64
                                           ------    ------   ------    ------      ------        ------
NET ASSET VALUE END OF YEAR..............  $12.72    $12.57   $12.69    $12.14      $11.53        $12.08
                                           ======    ======   ======    ======      ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGES)...............................    1.19%    (0.95)%   4.50%     5.30%      (4.60)%(g)      5.60%(g)
ANNUALIZED RATIOS/ SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......  $  202    $  246   $  213    $  134      $  100        $  128
  Ratio of expenses to average net
    assets...............................    3.08%     2.80%    2.82%     2.56%       2.44%(f)      2.42%(f)
  Ratio of interest expense to average
    net assets...........................    0.00       N/A     0.03%     0.03%       0.03%(f)      0.03%(f)
  Ratio of net investment income (loss)
    to average net assets................   (0.79)%   (0.95)%  (1.23)%   (1.03)%     (1.98)%(f)     (1.38)%(f)
  Ratio of expenses to average net
    assets(d)............................    3.08%     2.80%    2.90%    14.45%      31.39%(f)     82.74%(f)
  Ratio of expenses to average net
    assets(e)............................     N/A       N/A     2.81%      N/A         N/A           N/A
  Portfolio Turnover(h)..................      31%       82%      44%       25%          1%           28%

---------

(a)   Net investment income is based on average shares outstanding during the period.
(b)   The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
(c)   For the period from February 8, 1995 (commencement of operations) to September 30, 1995.
(d)   During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not incurred, the ratios would have been as indicated.
(e)   During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.
(f)   Annualized.
(g)   Not Annualized.
(h)   Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED                       PERIOD ENDED
                                           -------------------------------------------------   SEPTEMBER 30,
                                           1999(a)    1998    1997(a)   1996(a)   1995(a)(b)    1995(a)(c)
                                           -------   ------   -------   -------   ----------   -------------
CLASS C SHARES
NET ASSETS VALUE BEGINNING OF YEAR.......  $12.56    $12.70   $12.14    $11.53      $12.08        $11.43
                                           ------    ------   ------    ------      ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........   (0.16)    (0.08)   (0.14)    (0.13)      (0.02)         0.06
  Net realized and unrealized gain (loss)
    from foreign exchange transactions
    and investments......................    0.30     (0.06)    0.70      0.74       (0.53)         0.59
                                           ------    ------   ------    ------      ------        ------
  Total from investment operations.......    0.14     (0.14)    0.56      0.61       (0.55)         0.65
                                           ------    ------   ------    ------      ------        ------
NET ASSET VALUE END OF YEAR..............  $12.70    $12.56   $12.70    $12.14      $11.53        $12.08
                                           ======    ======   ======    ======      ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGES)...............................    1.19%    (1.10)%   4.60%     5.30%      (4.60)%(g)      5.70%(g)
ANNUALIZED RATIOS/ SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......  $   67    $  155   $  106    $    8      $    4        $    7
  Ratio of expenses to average net
    assets...............................    3.04%     2.83%    2.83%     2.54%       2.37%(f)      1.54%(f)
  Ratio of interest expense to average
    net assets...........................    0.00%      N/A     0.03%     0.03%       0.02%(f)      0.01%(f)
  Ratio of net investment income (loss)
    to average net assets................   (0.98)%   (0.82)%  (1.15)%   (1.06)%     (1.94)%(f)      0.86%(f)
  Ratio of expenses to average net
    assets(d)............................    3.04%     2.83%    2.91%   118.64%     570.26%(f)    269.60%(f)
  Ratio of expenses to average net
    assets(e)............................     N/A       N/A     2.83%      N/A         N/A           N/A
  Portfolio Turnover(h)..................      31%       82%      44%       25%          1%           28%

---------

(a)   Net investment income is based on average shares outstanding during the period.
(b)   The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
(c)   For the period from February 9, 1995 (commencement of operations) to September 30, 1995.
(d)   During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not incurred, the ratios would have been as indicated.
(e)   During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.
(f)   Annualized.
(g)   Not Annualized.
(h)   Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           YEAR ENDED                       PERIOD ENDED
                                       --------------------------------------------------   SEPTEMBER 30,
                                       1999(a)    1998     1997(a)   1996(a)   1995(a)(b)      1995(a)
                                       -------   -------   -------   -------   ----------   -------------
CLASS Y SHARES
NET ASSETS VALUE BEGINNING OF YEAR...  $ 12.96   $ 12.97   $ 12.31   $ 11.59    $ 12.13        $ 13.81
                                       -------   -------   -------   -------    -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss).......     0.03      0.01     (0.03)     0.01      (0.01)          0.11
  Net realized and unrealized gain
    (loss) from foreign exchange
    transactions and investments.....     0.25     (0.02)     0.71      0.71      (0.53)         (1.17)
                                       -------   -------   -------   -------    -------        -------
  Total from investment operations...     0.28     (0.01)     0.68      0.72      (0.54)         (1.06)
                                       -------   -------   -------   -------    -------        -------
LESS DISTRIBUTIONS
  From net investment income.........    (0.01)       --     (0.02)       --         --          (0.10)
  From net realized gains............       --        --        --        --         --          (0.52)
                                       -------   -------   -------   -------    -------        -------
  Total distributions................    (0.01)       --     (0.02)       --         --          (0.62)
                                       -------   -------   -------   -------    -------        -------
NET ASSET VALUE END OF YEAR..........  $ 13.23   $ 12.96   $ 12.97   $ 12.31    $ 11.59        $ 12.13
                                       =======   =======   =======   =======    =======        =======
TOTAL RETURN.........................     2.19%    (0.08)%    5.50%     6.20%     (4.50)%        (7.70)%
ANNUALIZED RATIOS/ SUPPLEMENTARY
  DATA:
  Net Assets at end of period
    (000)............................  $33,097   $34,646   $35,234   $47,502    $61,418        $67,645
  Ratio of expenses to average net
    assets...........................     2.08%     1.78%     1.82%     1.62%      1.62%          1.54%
  Ratio of interest expense to
    average net assets...............     0.00%      N/A      0.03%     0.03%      0.03%          0.05%
  Ratio of net investment income
    (loss) to average net assets.....     0.24%     0.04%    (0.21)%    0.11%     (1.14)%         0.92%
  Ratio of expenses to average net
    assets(c)........................     2.08%     1.78%     1.90%     1.67%       N/A            N/A
  Ratio of expenses to average net
    assets(d)........................      N/A       N/A      1.82%      N/A        N/A            N/A
  Portfolio Turnover(e)..............       31%       82%       44%       25%         1%            28%

---------

(a)   Net investment income is based on average shares outstanding during the period.
(b)   The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
(c)   During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not incurred, the ratios would have been as indicated.
(d)   During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.
(e)   Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

TRUSTEES
Samuel A. Lieber
Laurence B. Ashkin
Foster Bam
H. Guy Leibler
                                                                   [ALPINE LOGO]
INVESTMENT ADVISOR
Alpine Management and Research, LLC                                International
122 East 42nd Street, 37th floor                                    Real Estate
New York, NY 10168                                                  Equity Fund

CUSTODIAN
IFTC
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, NY 10022

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services L.P.
3435 Stelzer Road
Columbus, OH 43219                                               [GRAPHIC]

                                                 _______________________________
Alpine International Real Estate Equity Fund     ANNUAL REPORT
      122 East 42nd Street, 37th floor           October 31, 1999
             New York, NY 10168
               (212) 687-5588

(12/99)